Trade receivables - Disclosure of Age Analysis of Net Trade Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Expected Loss Rates [Line Items]
Financial assets	€ 469,636	€ 182,796
Trade receivables
Expected Loss Rates [Line Items]
Financial assets	191,469	100,062
Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	149,901	72,105
Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	38,065	24,815
Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	3,503	3,142
Trade receivables not yet due | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	155,278	87,969
Trade receivables not yet due | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	122,895	61,878
Trade receivables not yet due | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	30,949	24,532
Trade receivables not yet due | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,434	1,559
Up to 3 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	31,578	10,666
Up to 3 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	23,379	8,889
Up to 3 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	7,113	274
Up to 3 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,086	1,503
3 months - 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,495	783
3 months - 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	958	744
3 months - 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	0	0
3 months - 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	537	39
More than 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	3,118	644
More than 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	2,669	594
More than 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	3	9
More than 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	€ 446	€ 41